UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2014

Date of reporting period: April 30, 2014

Item 1.	Schedule of Investments

THE ADVISOR’S INNER CIRCLE FUND II	CHAMPLAIN ALL
CAP FUND
APRIL 30, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.5%

	Shares	Value
CONSUMER DISCRETIONARY — 5.0%
DIRECTV*	2,000	$155,200
Grupo Televisa ADR	3,500	114,835
Sirius XM Holdings*	21,800	69,542

		339,577

CONSUMER STAPLES — 14.7%
Coca-Cola	5,100	208,029
ConAgra Foods	3,100	94,581
PepsiCo	2,300	197,547
Philip Morris International	3,300	281,919
Wal-Mart Stores	2,600	207,246

		989,322

ENERGY — 16.0%
BP ADR	3,400	172,108
Cameco	3,000	63,870
Devon Energy	2,000	140,000
Hess	1,600	142,656
National Oilwell Varco	3,300	259,149
Suncor Energy	7,900	304,940

		1,082,723

FINANCIALS — 15.5%
American International Group	2,700	143,451
Bank of New York Mellon	3,800	128,706
Berkshire Hathaway, Cl B*	1,100	141,735
M&T Bank	1,000	122,010
Travelers	1,600	144,928
U.S. Bancorp	3,400	138,652
Wells Fargo	2,400	119,136
Willis Group Holdings	2,600	106,574

		1,045,192

HEALTH CARE — 20.1%
Abbott Laboratories	4,000	154,960
Baxter International	2,200	160,138
Edwards Lifesciences*	1,900	154,793

1

THE ADVISOR’S INNER CIRCLE FUND II	CHAMPLAIN ALL
CAP FUND
APRIL 30, 2014
(Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Express Scripts Holding*	4,100	$272,978
Johnson & Johnson	1,200	121,548
Sanofi ADR	3,800	204,440
Sirona Dental Systems*	1,600	120,352
Teva Pharmaceutical Industries ADR	3,475	169,788

		1,358,997

INDUSTRIALS — 4.1%
Deere	1,500	140,010
General Electric	5,200	139,828

		279,838

INFORMATION TECHNOLOGY — 14.3%
Altera	3,200	104,064
eBay*	2,500	129,575
Intel	6,500	173,485
International Business Machines	950	186,646
Microsoft	2,900	117,160
Oracle	3,500	143,080
QUALCOMM	1,450	114,130

		968,140

MATERIALS — 3.4%
Agrium	1,000	96,070
Potash Corporation of Saskatchewan	3,600	130,176

		226,246

TELECOMMUNICATION SERVICES — 2.4%

America Movil ADR, Cl L	8,000	160,640

TOTAL COMMON STOCK (Cost $6,145,759)		6,450,675

CASH EQUIVALENT — 4.4%**

Fidelity Institutional Money Market Funds — Treasury Only Portfolio, Cl I, 0.010% (Cost $297,297)	297,297	297,297

TOTAL INVESTMENTS — 99.9% (Cost $6,443,056)†		$6,747,972

2

THE ADVISOR’S INNER CIRCLE FUND II	CHAMPLAIN ALL
CAP FUND
APRIL 30, 2014
(Unaudited)

Percentages are based on Net Assets of $6,755,994.

*	Non-income producing security.
**	The Rate shown is the 7-day effective yield as of April 30, 2014.

ADR—American Depositary Receipt

Cl—Class

†	At April 30, 2014, the tax basis cost of the Fund’s investments was $6,443,056, and the unrealized appreciation and depreciation were $358,535 and ($53,619) respectively.

As of April 30, 2014, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

During the period ended April 30, 2014, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-003-0100

3

THE ADVISOR’S INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
APRIL 30, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 95.2%

	Shares	Value
CONSUMER DISCRETIONARY — 7.9%
Advance Auto Parts	75,000	$9,096,750
Arcos Dorados Holdings, Cl A	147,300	1,341,903
Bed Bath & Beyond*	255,000	15,843,150
CST Brands	250,000	8,157,500
John Wiley & Sons, Cl A	150,000	8,619,000
PetSmart	200,000	13,536,000

		56,594,303

CONSUMER STAPLES — 12.5%
Beam	65,000	5,425,550
Church & Dwight	60,000	4,140,600
Clorox	105,000	9,523,500
Energizer Holdings	105,000	11,727,450
Flowers Foods	25,700	527,364
J.M. Smucker	175,000	16,919,000
Kellogg	210,000	14,034,300
McCormick	100,000	7,120,000
Mead Johnson Nutrition	70,000	6,178,200
Molson Coors Brewing, Cl B	230,000	13,793,100

		89,389,064

ENERGY — 6.2%
Denbury Resources	1,000,000	16,820,000
Forum Energy Technologies*	225,000	6,718,500
Frank’s International	300,000	8,229,000
Oasis Petroleum*	150,000	6,976,500
Whiting Petroleum*	75,000	5,529,000

		44,273,000

FINANCIALS — 14.9%
Allied World Assurance Company Holdings	100,000	10,769,000
Arthur J. Gallagher	328,500	14,789,070
Commerce Bancshares	250,000	10,870,000
Cullen/Frost Bankers	180,000	13,753,800
Endurance Specialty Holdings	180,000	9,147,600

4

THE ADVISOR’S INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
APRIL 30, 2014
(Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
Northern Trust	330,000	$19,882,500
Prosperity Bancshares	225,000	13,275,000
Willis Group Holdings	350,000	14,346,500

		106,833,470

HEALTH CARE — 22.0%
Bio-Rad Laboratories, Cl A*	110,000	13,553,100
C.R. Bard	100,000	13,733,000
CareFusion*	425,000	16,600,500
Cepheid*	291,500	12,674,420
Cooper	55,000	7,255,050
Edwards Lifesciences*	175,000	14,257,250
Mettler-Toledo International*	37,800	8,811,936
QIAGEN*	350,000	7,665,000
Sirona Dental Systems*	200,000	15,044,000
St. Jude Medical	250,000	15,867,500
Teleflex	75,000	7,656,750
Zimmer Holdings	100,000	9,680,000
Zoetis, Cl A	500,000	15,130,000

		157,928,506

INDUSTRIALS — 12.4%
Actuant, Cl A	375,000	12,697,500
CLARCOR	150,000	8,664,000
Dover	205,000	17,712,000
Esterline Technologies*	100,000	10,902,000
IDEX	50,000	3,728,500
Parker-Hannifin	155,000	19,666,400
Pentair	50,000	3,714,500
Rockwell Automation	100,000	11,918,000

		89,002,900

INFORMATION TECHNOLOGY — 16.4%
Altera	460,000	14,959,200
Informatica*	350,000	12,407,500
Intuit	250,000	18,937,500

5

THE ADVISOR’S INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
APRIL 30, 2014
(Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
MICROS Systems*	200,000	$10,300,000
Red Hat*	350,000	17,027,500
Solera Holdings	150,000	9,717,000
TIBCO Software*	635,000	12,465,050
WEX*	75,000	7,197,750
Xilinx	310,000	14,628,900

		117,640,400

MATERIALS — 2.9%
Aptargroup	200,000	13,484,000
Sigma-Aldrich	75,000	7,215,750

		20,699,750

TOTAL COMMON STOCK (Cost $570,375,569)		682,361,393

CASH EQUIVALENTS — 5.2%**
Fidelity Institutional Money Market Funds — Treasury Only Portfolio, Cl I, 0.010%	36,329,144	36,329,144
Fidelity Treasury Portfolio, Cl I, 0.010%	1,147,770	1,147,770

TOTAL CASH EQUIVALENTS (Cost $37,476,914)		37,476,914

TOTAL INVESTMENTS — 100.4% (Cost $607,852,483)†		$719,838,307

Percentages are based on Net Assets of $716,885,461.

*	Non-income producing security.
**	The Rate shown is the 7-day effective yield as of April 30, 2014.

Cl—Class

†	At April 30, 2014, the tax basis cost of the Fund’s investments was $607,852,483, and the unrealized appreciation and depreciation were $122,294,074 and ($10,308,250) respectively.

As of April 30, 2014, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

6

THE ADVISOR’S INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
APRIL 30, 2014
(Unaudited)

During the period ended April 30, 2014, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the fund’s most recent semi-annual or annual financial statements.

CSC-QH-002-1200

7

THE ADVISOR’S INNER CIRCLE FUND II	CHAMPLAIN SMALL
COMPANY FUND
APRIL 30, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.3%

	Shares	Value
CONSUMER DISCRETIONARY — 5.4%
BJ’s Restaurants*	435,000	$12,419,250
CST Brands	725,000	23,656,750
John Wiley & Sons, Cl A	365,000	20,972,900
Wolverine World Wide	365,000	10,256,500

		67,305,400

CONSUMER STAPLES — 12.1%
B&G Foods	440,000	14,432,000
Casey’s General Stores	330,000	22,657,800
Elizabeth Arden*	365,000	13,410,100
Fresh Market*	580,000	21,518,000
Lancaster Colony	215,000	20,399,200
Post Holdings*	220,000	11,497,200
Snyder’s-Lance	615,000	16,334,400
TreeHouse Foods*	385,000	28,813,400

		149,062,100

ENERGY — 4.3%
Approach Resources*	875,000	18,156,250
Forum Energy Technologies*	660,000	19,707,600
Northern Oil and Gas*	430,000	6,634,900
Resolute Energy*	1,100,000	8,250,000

		52,748,750

FINANCIALS — 14.6%
Allied World Assurance Company Holdings	210,000	22,614,900
Argo Group International Holdings	355,000	15,769,100
Aspen Insurance Holdings	295,000	13,505,100
Bryn Mawr Bank	290,000	7,911,200
Community Bank System	290,000	10,785,100
CVB Financial	921,500	13,324,890
Endurance Specialty Holdings	471,000	23,936,220
First Financial Bankshares	35,000	2,066,750
Independent Bank	165,000	6,124,800
Navigators Group*	145,000	8,260,650
NBT Bancorp	215,000	4,869,750

8

THE ADVISOR’S INNER CIRCLE FUND II	CHAMPLAIN SMALL
COMPANY FUND
APRIL 30, 2014
(Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
Prosperity Bancshares	215,000	$12,685,000
UMB Financial	510,000	29,942,100
Washington Trust Bancorp	275,000	9,405,000

		181,200,560

HEALTH CARE — 18.5%
Bio-Rad Laboratories, Cl A*	150,000	18,481,500
Cantel Medical	143,800	4,768,408
Cepheid*	503,700	21,900,876
Genomic Health*	400,000	10,496,000
Globus Medical, Cl A*	505,000	12,332,100
Haemonetics*	188,900	5,735,004
ICU Medical*	220,000	12,271,600
Integra LifeSciences Holdings*	440,000	20,055,200
Luminex*	585,000	11,237,850
Masimo*	725,000	19,401,000
NuVasive*	585,000	19,720,350
Omnicell*	295,000	7,811,600
Owens & Minor	150,000	5,031,000
Prestige Brands Holdings*	290,000	9,720,800
STERIS	365,000	17,538,250
VCA Antech*	320,000	9,801,600
Volcano*	725,000	12,731,000
West Pharmaceutical Services	215,000	9,326,700

		228,360,838

INDUSTRIALS — 19.7%
Actuant, Cl A	735,000	24,887,100
Brady, Cl A	505,000	13,023,950
CLARCOR	500,000	28,880,000
EnPro Industries*	290,000	20,650,900
Esterline Technologies*	195,000	21,258,900
Hub Group, Cl A*	290,000	12,948,500
Landstar System	295,000	18,582,050
Mistras Group*	296,400	6,731,244
Raven Industries	505,000	15,604,500

9

THE ADVISOR’S INNER CIRCLE FUND II	CHAMPLAIN SMALL
COMPANY FUND
APRIL 30, 2014
(Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
RBC Bearings*	150,000	$9,339,000
Ritchie Bros. Auctioneers	584,000	14,600,000
Standex International	180,000	10,686,600
TriMas*	750,000	26,895,000
WOODWARD	440,000	19,725,200

		243,812,944

INFORMATION TECHNOLOGY — 15.4%
Blackbaud	435,000	13,245,750
Bottomline Technologies*	580,000	18,351,200
Cardtronics*	435,000	14,563,800
E2open*	266,900	4,609,363
FleetMatics Group*	330,000	9,909,900
LogMeIn*	500,000	22,725,000
Measurement Specialties*	260,000	16,731,000
NICE Systems ADR	280,000	12,096,000
PROS Holdings*	400,000	10,960,000
Qlik Technologies*	730,000	16,045,400
Qualys*	625,000	12,056,250
RealPage*	950,000	16,862,500
SciQuest*	220,000	5,275,600
WEX*	180,000	17,274,600

		190,706,363

MATERIALS — 5.3%
Aceto	215,000	4,704,200
American Vanguard	295,000	5,253,950
Aptargroup	70,000	4,719,400
Flotek Industries*	215,000	6,022,150
H.B. Fuller	145,000	6,717,850
Innospec	160,000	6,889,600
Sensient Technologies	585,000	31,619,250

		65,926,400

TOTAL COMMON STOCK (Cost $968,063,693)		1,179,123,355

10

THE ADVISOR’S INNER CIRCLE FUND II	CHAMPLAIN SMALL
COMPANY FUND
APRIL 30, 2014
(Unaudited)

CASH EQUIVALENTS — 4.3%**

	Shares	Value
Fidelity Institutional Money Market Funds — Treasury Only Portfolio, Cl I, 0.010%	964,792	$964,792
Fidelity Treasury Portfolio, Cl I, 0.010%	51,997,664	51,997,664

TOTAL CASH EQUIVALENTS (Cost $52,962,456)		52,962,456

TOTAL INVESTMENTS — 99.6% (Cost $1,021,026,149)†		$1,232,085,811

Percentages are based on Net Assets of $1,236,566,141.

*	Non-income producing security.
**	The Rate shown is the 7-day effective yield as of April 30, 2014.

ADR—American Depositary Receipt

Cl—Class

†	At April 30, 2014, the tax basis cost of the Fund’s investments was $1,021,026,149, and the unrealized appreciation and depreciation were $253,377,491 and ($42,317,829) respectively.

As of April 30, 2014, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

During the period ended April 30, 2014, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-001-1900

11

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By	/s/ Michael Beattie
Michael Beattie
President

Date: June 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
President

Date: June 26, 2014

By	/s/ James F. Volk
James F. Volk
Treasurer, Controller & CFO

Date: June 26, 2014